ADVISORSHARES TRUST

AdvisorShares Dorsey Wright FSM US Core ETF (NASDAQ Ticker: DWUS)

AdvisorShares Dorsey Wright FSM All Cap World ETF (NASDAQ Ticker: DWAW)

AdvisorShares Dorsey Wright Alpha Equal Weight ETF (NASDAQ Ticker: DWEQ)

AdvisorShares FolioBeyond Smart Core Bond ETF (NYSE Arca Ticker: FWDB)

AdvisorShares Pure Cannabis ETF (NYSE Arca Ticker: YOLO)

AdvisorShares Vice ETF (NASDAQ Ticker: ACT)

(each, a “Fund” collectively, the “Funds”)

Supplement dated July 15, 2020 to each Fund’s

currently effective Summary Prospectus, Prospectus

and Statement of Additional Information

This supplement provides new and additional information beyond that contained in each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) and should be read in conjunction with those documents.

Mr. Robert Parker no longer serves as portfolio manager for the Funds. Mr. Dan Ahrens has replaced Mr. Parker as portfolio manager for AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF, AdvisorShares Dorsey Wright Alpha Equal Weight ETF and AdvisorShares FolioBeyond Smart Core Bond ETF and continues to serve as portfolio manager for the AdvisorShares Pure Cannabis ETF and AdvisorShares Vice ETF. All references to Mr. Parker in each Fund’s Summary Prospectus, Prospectus and SAI are hereby deleted and the following additional changes are made to certain Funds’ Summary Prospectuses, Prospectuses and SAIs, as noted below.

Summary Prospectuses and Prospectuses for the AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF, AdvisorShares Dorsey Wright Alpha Equal Weight ETF and AdvisorShares FolioBeyond Smart Core Bond ETF

The information for Mr. Parker under “Portfolio Manager” in each Summary Prospectus and Prospectus is deleted and replaced with the following:

Name and Title	Length of Service with the Advisor
Dan S. Ahrens, Managing Director, Chief Operating Officer and Portfolio Manager	since 2008

The biographical information for Mr. Parker under “Portfolio Manager” in the “Management of the Fund[s]” section of each Prospectus is deleted and replaced with the following:

Dan S. Ahrens, Managing Director, Chief Operating Officer & Portfolio Manager

Mr. Ahrens is a Managing Director and the Chief Operating Officer of the Advisor. He joined the Advisor in 2008. Prior to joining the Advisor, Mr. Ahrens founded Ahrens Advisors, L.P., an SEC-registered investment advisor, where he acted as portfolio manager to a mutual fund. Before forming Ahrens Advisors, he was President of a mutual fund company, where he launched and served as portfolio manager to multiple funds. During that time, he also was President and Chief Compliance Officer of the funds’ advisor, and acted as President, Treasurer and Financial & Operations Officer of an affiliated broker-dealer firm. He is a published author and has appeared on numerous financial programs, including CNBC, CNN, Fox Business, ABC News and Bloomberg. He has been featured, along with funds under his management, in major national and trade publications including The Economist, New York Times, Financial Times, and The Wall Street Journal. He earned a Bachelor in Business Administration in Finance from Texas Tech University.

SAI for the AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF and AdvisorShares Dorsey Wright Alpha Equal Weight ETF

The information for Mr. Parker under “Portfolio Manager” in the SAI is deleted and replaced with the following:

Other Accounts Managed by Portfolio Manager. As of July 15, 2020, Mr. Ahrens was responsible for the day-to-day management of other accounts as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Dan S. Ahrens	2	$58	0	$0	0	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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